Class A common stock subject to possible redemption - Balance sheet (Details) - USD ($)	7 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Temporary Equity [Line Items]
Accretion of carrying value to redemption value	$ 19,071,453
Class A ordinary share subject to possible redemption	200,000,000	$ 200,000,000
Common Class A Subject To Redemption [Member]
Temporary Equity [Line Items]
Gross proceeds	200,000,000	200,000,000
Fair value of Public Warrants at issuance	(8,000,000)	(8,000,000)
Offering costs allocated to Class A common stock subject to possible redemption	(11,071,453)	(11,071,453)
Accretion of carrying value to redemption value	19,071,453	19,071,453
Class A ordinary share subject to possible redemption	$ 200,000,000	$ 200,000,000